FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers
Trade receivables	$ 10,206	$ 9,016
Electricity companies in Japan, Europe and USA
Disclosure of major customers
Trade receivables		$ 8,300
Percentage of total trade receivables		91.90%
Electricity companies in Japan, Europe, USA and Uruguay
Disclosure of major customers
Trade receivables	$ 8,000
Percentage of total trade receivables	78.40%